Stock-Based Compensation (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Stock issued during period shares share based compensation	7,311,788		5,235,253
Options vested	10 years		10 years
Stock based compensation	$ 362	$ 477	$ 961	$ 335
Weighted Average Exercise Price, Granted	$ 1.17		$ 0.42
Share based payment arrangement expense			$ 411	$ 401
Cost not yet recognized, period for recognition	3 years 9 months 18 days		1 year 7 months 2 days	1 year 10 months 2 days
Unrecognized compensation expense	$ 1,214
Common Stock [Member]
Stock issued during period shares share based compensation	207,836